ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of estimations of fair value [abstract]
Disclosure of fair value measurement of assets and liabilities, recurring basis [table text block]

December 31, 2025

	Level 1		Level 2		Level 3		Total
Assets (1)

Trading investments
Securities issued or secured by Colombian Government	Ps.	14,958,413	Ps.	859,429	Ps.	—	Ps.	15,817,842
Securities issued or secured by other Colombian Government entities		—		213,079		—		213,079
Securities issued or secured by foreign Governments		245,439		247,237		—		492,676
Securities issued or secured by other financial entities		—		862,772		169,798		1,032,570
Securities issued or secured by non-financial sector entities		—		1,939		—		1,939
Others		—		24,738		—		24,738
Total trading investments	Ps.	15,203,852	Ps.	2,209,194	Ps.	169,798	Ps.	17,582,844
Investments in debt securities at fair value through profit or loss
Others		—		—		—		—
Total investments in debt securities at fair value through profit or loss	Ps.	15,203,852	Ps.	2,209,194	Ps.	169,798	Ps.	17,582,844
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	18,992,124	Ps.	5,610,575	Ps.	—	Ps.	24,602,699
Securities issued or secured by other Colombian Government entities		46,411	Ps.	459,840	Ps.	—		506,251
Securities issued or secured by foreign Governments		72,711		1,261,975		—		1,334,686
Securities issued or secured by other financial entities		—		1,753,545		—		1,753,545
Securities issued or secured by non-financial sector entities		—		22,617		—		22,617
Others		—		236,158		—		236,158
Total investments in debt securities at fair value through OCI	Ps.	19,111,246	Ps.	9,344,710	Ps.	—	Ps.	28,455,956
Total investments in debt securities	Ps.	34,315,098	Ps.	11,553,904	Ps.	169,798	Ps.	46,038,800

Equity securities
Trading equity securities	Ps.	15,284	Ps.	5,177,030	Ps.	4,105,412	Ps.	9,297,726
Investments in equity through OCI		1,458,576		108		140,795		1,599,479
Total equity securities	Ps.	1,473,860	Ps.	5,177,138	Ps.	4,246,207	Ps.	10,897,205

Held for trading derivatives
Currency forward	Ps.	—	Ps.	1,047,383	Ps.	—	Ps.	1,047,383
Debt securities forward		—		310,987		—		310,987
Interest rate swap		26,628		754,819		—		781,447
Currency swap		—		25,468		—		25,468
Currency options		—		51,736		—		51,736
Total held for trading derivatives	Ps.	26,628	Ps.	2,190,393	Ps.	—	Ps.	2,217,021
Hedging derivatives
Currency forward		—		637		—		637
Interest rate swap		23,472		212,449		—		235,921
Total hedging derivatives	Ps.	23,472	Ps.	213,086	Ps.	—	Ps.	236,558
Other account receivables
Financial assets in concession contracts (2)		—		—		2,635,437		2,635,437
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,635,437	Ps.	2,635,437
Non- financial assets
Biological assets		—		—		235,409		235,409
Investment properties		—		703,818		179,161		882,979
Total non- financial assets	Ps.	—	Ps.	703,818	Ps.	414,570	Ps.	1,118,388
Total assets at fair value on recurring basis	Ps.	35,839,058	Ps.	19,838,339	Ps.	7,466,012	Ps.	63,143,409

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	991,647	Ps.	—	Ps.	991,647
Debt securities forward		—		38,858		—		38,858
Interest rate swap		35,179		797,291		—		832,470
Currency swap		—		36,441		—		36,441
Currency options		—		52,023		—		52,023
Total trading derivatives	Ps.	35,179	Ps.	1,916,260	Ps.	—	Ps.	1,951,439

	Level 1		Level 2		Level 3		Total
Hedging derivatives
Currency forward	Ps.	—	Ps.	9,741	Ps.	—	Ps.	9,741
Interest rate swap		—		25,101		—		25,101
Total hedging derivatives	Ps.	—	Ps.	34,842	Ps.	—	Ps.	34,842
Total liabilities at fair value on recurring basis	Ps.	35,179	Ps.	1,951,102	Ps.	—	Ps.	1,986,281

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) See Note 12.1 “Financial assets in concession arrangements”.

December 31, 2024

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	10,580,049	Ps.	61,509	Ps.	—	Ps.	10,641,558
Securities issued or secured by other Colombian Government entities		—		183,760		—		183,760
Securities issued or secured by foreign Governments		26,107		49,272		—		75,379
Securities issued or secured by other financial entities		—		1,002,194		—		1,002,194
Securities issued or secured by non-financial sector entities		—		8,813		—		8,813
Others		—		25,710		—		25,710
Total trading investments	Ps.	10,606,156	Ps.	1,331,258	Ps.	—	Ps.	11,937,414
Investments in debt securities at fair value through profit or loss
Others		—		—		1,425		1,425
Total investments in debt securities at fair value through profit or loss	Ps.	10,606,156	Ps.	1,331,258	Ps.	1,425	Ps.	11,938,839
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	13,391,650	Ps.	4,876,258	Ps.	—	Ps.	18,267,908
Securities issued or secured by other Colombian Government entities		52,253		410,492		—		462,745
Securities issued or secured by foreign Governments		1,195,495		3,307,315		—		4,502,810
Securities issued or secured by central banks		—		204,855		—		204,855
Securities issued or secured by other financial entities		—		2,626,783		—		2,626,783
Securities issued or secured by non-financial sector entities		—		249,660		—		249,660
Others		1,740		733,697		—		735,437
Total investments in debt securities at fair value through OCI	Ps.	14,641,138	Ps.	12,409,060	Ps.	—	Ps.	27,050,198
Total investments in debt securities	Ps.	25,247,294	Ps.	13,740,318	Ps.	1,425	Ps.	38,989,037

Equity securities
Trading equity securities	Ps.	12,711	Ps.	4,049,509	Ps.	3,194,286	Ps.	7,256,506
Investments in equity through OCI		1,302,512		100		118,691		1,421,303
Total equity securities	Ps.	1,315,223	Ps.	4,049,609	Ps.	3,312,977	Ps.	8,677,809

Held for trading derivatives
Currency forward	Ps.	—	Ps.	530,625	Ps.	—	Ps.	530,625
Debt securities forward		—		117,053		—		117,053
Interest rate swap		4,515		218,314		—		222,829
Currency swap		—		58,475		—		58,475
Currency options		—		40,312		—		40,312
Total held for trading derivatives	Ps.	4,515	Ps.	964,779	Ps.	—	Ps.	969,294
Hedging derivatives
Currency forward		—		10,642		—		10,642
Interest rate swap		—		43,377		—		43,377
Total hedging derivatives	Ps.	—	Ps.	54,019	Ps.	—	Ps.	54,019
Other account receivables
Financial assets in concession contracts		—		—		4,181,835		4,181,835
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	4,181,835	Ps.	4,181,835
Non- financial assets
Biological assets		—		—		238,339		238,339
Investment properties		—		—		972,935		972,935
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,211,274	Ps.	1,211,274
Total assets at fair value on recurring basis	Ps.	26,567,032	Ps.	18,808,725	Ps.	8,707,511	Ps.	54,083,268

Liabilities

	Level 1		Level 2		Level 3		Total
Trading derivatives
Currency forward	Ps.	—	Ps.	672,690	Ps.	—	Ps.	672,690
Debt securities forward		—		15,978		—		15,978
Interest rate swap		2,469		219,353		—		221,822
Currency swap		—		52,455		—		52,455
Currency options		—		48,989		—		48,989
Total trading derivatives	Ps.	2,469	Ps.	1,009,465	Ps.	—	Ps.	1,011,934
Hedging derivatives
Currency forward	Ps.	—	Ps.	5,250	Ps.	—	Ps.	5,250
Interest rate swap		—		16,408		—		16,408
Total hedging derivatives	Ps.	—	Ps.	21,658	Ps.	—	Ps.	21,658
Total liabilities at fair value on recurring basis	Ps.	2,469	Ps.	1,031,123	Ps.	—	Ps.	1,033,592

Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2025
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	7,127,460	Ps.	—	Ps.	—	Ps.	7,127,460
Securities issued or secured by other financial entities		—		3,076		—		3,076
	Ps.	7,127,460	Ps.	3,076	Ps.	—	Ps.	7,130,536

Pledged as collateral to special entities such as CRCC, BR and BVC (1)
Securities issued or secured by Colombian Government	Ps.	1,570,315	Ps.	1,745	Ps.	—	Ps.	1,572,060
	Ps.	1,570,315	Ps.	1,745	Ps.	—	Ps.	1,572,060
	Ps.	8,697,775	Ps.	4,821	Ps.	—	Ps.	8,702,596

(1)  Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2024
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	5,270,000	Ps.	—	Ps.	—	Ps.	5,270,000
Securities issued or secured by other financial entities		—		2,055		—		2,055
	Ps.	5,270,000	Ps.	2,055	Ps.	—	Ps.	5,272,055

Pledged as collateral to special entities such as CRCC, BR and BVC (1)
Securities issued or secured by Colombian Government	Ps.	1,179,027	Ps.	—	Ps.	—	Ps.	1,179,027
	Ps.	1,179,027	Ps.	—	Ps.	—	Ps.	1,179,027

Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	1,193	Ps.	—	Ps.	—	Ps.	1,193
	Ps.	1,193	Ps.	—	Ps.	—	Ps.	1,193
	Ps.	6,450,220	Ps.	2,055	Ps.	—	Ps.	6,452,275

(1)  Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Investment in debt at FVOCI securities pledged as collateral

	December 31, 2025
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	6,942,359	Ps.	921,396	Ps.	—	Ps.	7,863,755
Securities issued or secured by other Colombian Government entities		15,470		6,987		—		22,457
Others		—		122,040		—		122,040
	Ps.	6,957,829	Ps.	1,050,423	Ps.	—	Ps.	8,008,252
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	—	Ps.	9,331	Ps.	—	Ps.	9,331
	Ps.	—	Ps.	9,331	Ps.	—	Ps.	9,331
Pledged as collateral to special entities such as CRCC, BR and BVC (1)
Securities issued or secured by Colombian Government	Ps.	2,386,077	Ps.	71,398	Ps.	—	Ps.	2,457,475
	Ps.	2,386,077	Ps.	71,398	Ps.	—	Ps.	2,457,475
	Ps.	9,343,906	Ps.	1,131,152	Ps.	—	Ps.	10,475,058

(1) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2024
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	7,353,270	Ps.	760,242	Ps.	—	Ps.	8,113,512
Securities issued or secured by other Colombian Government entities		17,418		6,842		—		24,260
Securities issued or secured by other financial entities		—		37,767		—		37,767
Securities issued or secured by foreign Governments		862,930		332,741		—		1,195,671
Securities issued or secured by central banks		—		18,670		—		18,670
Others		—		164,308		—		164,308
	Ps.	8,233,618	Ps.	1,320,570	Ps.	—	Ps.	9,554,188
Pledged as collateral to special entities such as CRCC, BR and BVC (1)
Securities issued or secured by Colombian Government	Ps.	423,117	Ps.	213,290	Ps.	—	Ps.	636,407
	Ps.	423,117	Ps.	213,290	Ps.	—	Ps.	636,407
	Ps.	8,656,735	Ps.	1,533,860	Ps.	—	Ps.	10,190,595

(1) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Disclosure of fair value measurement of assets and liabilities, nonrecurring basis [table text block]

	Level 1		Level 2		Level 3		Total
December 31, 2025
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	416,065	Ps.	416,065
Assets of disposal group held for sale (1)		—		—		18,199,621		18,199,621
Non- current assets held for sale		—		—		56,992		56,992
	Ps.	—	Ps.	—	Ps.	18,672,678	Ps.	18,672,678

	Level 1		Level 2		Level 3		Total
December 31, 2024
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,795,616	Ps.	1,795,616
Non- current assets held for sale		—		—		105,214		105,214
	Ps.	—	Ps.	—	Ps.	1,900,830	Ps.	1,900,830

	Level 1		Level 2		Level 3		Total
December 31, 2025
Liabilities of disposal group held for sale (1)	Ps.	—	Ps.	—	Ps.	16,459,367	Ps.	16,459,367
	Ps.	—	Ps.	—	Ps.	16,459,367	Ps.	16,459,367

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVOCI [Text Block]

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1%	Ps.	583	Ps.	(583)
Adjusted discounted cash flow
Perpetuity gradient	+/- 100pb		2,008		(1,488)
Income	+/- 100pb		322		(286)
Discount interest rates	+/- 100pb		69		(70)
	+/- 50pb		74		(37)
		Ps.	3,056	Ps.	(2,464)

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1%	Ps.	434	Ps.	(434)
Adjusted discounted cash flow
Perpetuity gradient	+/- 50 pb		38		—
Income	+/- 100pb		320		(282)
Discount interest rates	+/- 50 pb		336		(330)
		Ps.	1,128	Ps.	(1,046)

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVTPL [Text Block]

	Scenario 1 (1)	Scenario 2 (2)
Sensitivity calculation variables:
Market value (square meter)	+10%	-10%
Market income	+10%	-10%
Initial capitalization rate	+50 bp	-50 bp
Cash flow discount rate	+50 bp	-50 bp

(1) Contemplates the calculation taking the increase of the variables.

(2) Contemplates the calculation taking the decrease of the variables.

Schedule of table includes a sensitivity analysis of main equity securities

Nexus Real Estate Capital Funds (Nexus)

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2025, Ps.3,717,262 classified at FVTPL level 3:

	Scenario 1 (1)		Scenario 2 (1)
Sensitivity impacts	Ps.	47,056	Ps.	(76,273)
	Ps.	47,056	Ps.	(76,273)

(1) For the year 2025, there are some appraisal reports whose input is level 2, while the total compartment for the Nexus private real estate fund is classified by Grupo

Aval as level 3; therefore, the analysis corresponds solely to the sensitivity of the underlying assets with level 3 valuation.

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2024, Ps.2,772,165 classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	65,955	Ps.	(97,147)
	Ps.	65,955	Ps.	(97,147)

Private Equity Fund Pactia Inmobiliario (Pactia)

The following table includes a sensitivity analysis for the Private Equity Fund Pactia Inmobiliario as of December 31, 2025, for Ps. 368,940, classified at FVTPL level 3:

	Scenario 1 (1)		Scenario 2 (1)
Sensitivity impacts	Ps.	145,958	Ps.	(130,982)
	Ps.	145,958	Ps.	(130,982)

(1) The impact of the scenarios corresponds to 100% of the valuation sample in which each entity of the Group has a percentage of participation of: Banco Bogotá

6.29%, Banco Popular 4.53%, Banco de Occidente 2.48% and Banco AV Villas 0.66%.

The following table includes a sensitivity analysis for the Private Equity Fund Pactia Inmobiliario as of December 31, 2024, for Ps. 327,688 (1), classified at FVTPL level 3:

	Scenario 1 (2)		Scenario 2 (2)
Sensitivity impacts	Ps.	3,816	Ps.	(6,294)
	Ps.	3,816	Ps.	(6,294)

(1) Includes opening balance as of October 29, 2024, of Ps. 324,220 and valued of Ps. 3,468.

(2) The impact of the scenarios corresponds to 100% of the valuation sample in which each entity of the Group has a percentage of participation of: Banco Bogotá

6.24%, Banco Popular 4.49%, Banco de Occidente 2.46% and Banco AV Villas 0.65%.

The following table includes a sensitivity analysis for the investment properties as of December 31, 2025, for Ps. 179,161, classified at FVTPL level 3:

		Scenario 1		Scenario 2
Sensitivity impacts	Ps.	8,950	Ps.	(9,177)
	Ps.	8,950	Ps.	(9,177)

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]

	December 31, 2025				December 31, 2024
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(688,849)	Ps.	1,057,443	Ps.	(927,375)	Ps.	1,416,415
Perpetuity growth rate (1)		598,455		(417,801)		888,065		(617,439)

(1) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

Disclosure of detailed information about transfer of fair value between level 1 and 2

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	161,788	Ps.	—
	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	161,788	Ps.	—

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	99	Ps.	—	Ps.	—	Ps.	1,318,769	Ps.	—
	Ps.	—	Ps.	99	Ps.	—	Ps.	—	Ps.	1,318,769	Ps.	—

	Investment properties
	at FVTPL
	Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2
Investment properties	Ps.	—	Ps.	—	Ps.	696,084
	Ps.	—	Ps.	—	Ps.	696,084

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 1, 2023	Ps.	1,383	Ps.	2,302,280	Ps.	3,507,231	Ps.	212,630	Ps.	880,963
Changes in fair value recognized in profit or loss (1)		506		221,926		323,685		18,601		92,607
Changes in fair value recognized in OCI		—		39,566		—		—		557
Transfers to/from non-current assets held for sale		—		—		—		—		95,593
Reclassifications		—		—		—		—		(4,160)
Effect of movements in exchange rates		—		—		—		—		(7,079)
Additions		—		830,718		—		26,118		56,307
Sales / redemptions		—		(606,614)		—		(26,677)		(200,670)
Discontinued operations (2)		—		(17,650)		—		—		(7,649)
December 31, 2023	Ps.	1,889	Ps.	2,770,226	Ps.	3,830,916	Ps.	230,672	Ps.	906,469
Changes in fair value recognized in profit or loss (1)		(464)		211,414		350,919		7,589		36,705
Changes in fair value recognized in OCI		—		(6,819)		—		—		16,935
Transfers to/from non-current assets held for sale		—		—		—		—		22,370
Reclassifications		—		—		—		—		32,470
Effect of movements in exchange rates		—		—		—		—		6,966
Additions		—	(3)	326,096		—		26,572		37,859
Sales / redemptions		—	(4)	(1,199)		—		(26,494)		(85,975)
Discontinued operations (2)		—		13,259		—		—		(864)
December 31, 2024	Ps.	1,425	Ps.	3,312,977	Ps.	4,181,835	Ps.	238,339	Ps.	972,935
Changes in fair value recognized in profit or loss (1)		729		429,160		623,163		3,396		4,905
Changes in fair value recognized in OCI		—		22,076		—		—		(1,915)
Execution of the conversion option of the BOCEA into shares (5)		(1,425)		—		—		—		—
Net effect from concession termination (6)		—		—		(2,169,561)		—		6,675
Transfers to/from non-current assets held for sale		—		—		—		—		19,388
Effect of movements in exchange rates		—		—		—		—		(5,946)
Additions		169,069	(3)	569,789		—		27,222		4,721
Sales / redemptions		—		—		—		(33,548)		(129,377)
Transfer from level 2 to level 3		—		28		—		—		—

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
Transfers from level 3 to level 2 (7)		—		—		—		—		(696,084)
Discontinued operations (2)		—		—		—		—		3,908
Reclassification MFG operation (8)		—		(87,823)		—		—		(49)
December 31, 2025	Ps.	169,798	Ps.	4,246,207	Ps.	2,635,437	Ps.	235,409	Ps.	179,161

(1) Included in a) debt and equity securities in “Net trading income” – “Trading investment income” line; b) financial assets in concession arrangements in “Net income from other financial instruments mandatorily at fair value through profit or loss” line; c) Biological assets in “Income from sales of goods and services” line, and d) Investment properties mainly in “Other income” line.

(2) See note 13B., "Discontinued operation related to Multi Financial Group".

(3) In 2024, the increase is mainly due to the transfer of assets to the Pactia Real Estate Private Equity Fund. For 2025, it is mainly due to increases in the Nexus Private Real Estate Fund by Hoteles Estelar S.A and the investment of Banco de Occidente in the Credicorp PAF private equity fund.

(4)  Corresponds to the sale of the shareholding of Grupo Zona Franca Bogotá of Banco de Bogotá for Ps. 1,199.

(5) Corresponds to the BOCEA issued by Titularizadora Colombiana, in which Banco Av Villas held a position. Upon maturity, on December 16, 2025, the entity exercised its right to convert the instrument into shares

(6) See Note 12.1 “Financial assets in concession arrangements”.

(7) As of December 31, 2025, the appraisals incorporated observable data for the estimation of fair value, allowing them to be categorized at level 2.

(8) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]

	December 31, 2025				December 31, 2024
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets (1)
Investments in debt securities at amortized cost (2)	Ps.	9,197,179	Ps.	9,239,039	Ps.	10,689,692	Ps.	10,715,384
Net credit portfolio at amortized cost (3)		184,225,973		185,831,654		190,129,486		189,257,222
Total financial assets	Ps.	193,423,152	Ps.	195,070,693	Ps.	200,819,178	Ps.	199,972,606

Liabilities (4)
Customer deposits (5)	Ps.	207,405,238	Ps.	207,699,875	Ps.	200,872,177	Ps.	201,762,276
Financial obligations (6)		68,671,586		67,290,749		72,823,775		71,364,572
Total financial liabilities	Ps.	276,076,824	Ps.	274,990,624	Ps.	273,695,952	Ps.	273,126,848

The following is a breakdown of how financial assets and liabilities accounted at amortized cost and are measured at fair value for disclosure purposes only.

(1)  As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) Debt securities at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(3) Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at zero coupon bond, taking into consideration the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(4)  As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

(5) Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(6) Financial obligations and other liabilities

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.